Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 4,078	$ 2,932
Carrying amount of the hedging instruments, Liabilities	(9,902)	(10,163)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	2,390	(41)
Ineffectiveness recorded in non-interest income-other	8	2
Fair value hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,764	768
Carrying amount of the hedging instruments, Liabilities	(2,457)	(1,319)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(393)	587
Gain (loss) on hedged item used to calculate hedge ineffectiveness	377	(567)
Ineffectiveness recorded in non-interest income-other	(16)	20
Carrying amount of the hedged item	47,365	23,040
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges	1,105	608
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges	(325)	(225)
Fair value hedges [member] | Interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	996	1,872
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(985)	(1,865)
Ineffectiveness recorded in non-interest income-other	11	7
Carrying amount of the hedged item, Liabilities	(59,084)	(54,727)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(846)	(324)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	(545)	(252)
Fair value hedges [member] | Interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	147	80
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(146)	(80)
Ineffectiveness recorded in non-interest income-other	1
Carrying amount of the hedged item, Liabilities	(5,638)	(5,500)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(93)	(48)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	(77)	27
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,742	760
Carrying amount of the hedging instruments, Liabilities	(2,456)	(1,296)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(392)	582
Gain (loss) on hedged item used to calculate hedge ineffectiveness	377	(562)
Ineffectiveness recorded in non-interest income-other	(15)	20
Fair value hedges [member] | Interest rate risk [member] | Investment Securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(622)	(879)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	610	892
Ineffectiveness recorded in non-interest income-other	(12)	13
Carrying amount of the hedged item, Assets	40,785	25,576
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	1,049	682
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	249	112
Fair value hedges [member] | Interest rate risk [member] | Loan commitments [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(913)	(491)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	898	491
Ineffectiveness recorded in non-interest income-other	(15)
Carrying amount of the hedged item, Assets	71,081	57,711
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	994	294
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	48	(112)
Fair value hedges [member] | Currency or interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness		3
Gain (loss) on hedged item used to calculate hedge ineffectiveness		(3)
Carrying amount of the hedged item, Liabilities		(267)
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	22	8
Carrying amount of the hedging instruments, Liabilities	(1)	(23)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(1)	5
Gain (loss) on hedged item used to calculate hedge ineffectiveness		(5)
Ineffectiveness recorded in non-interest income-other	(1)
Fair value hedges [member] | Currency or interest rate risk [member] | Investment Securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(1)	2
Gain (loss) on hedged item used to calculate hedge ineffectiveness		(2)
Ineffectiveness recorded in non-interest income-other	(1)
Carrying amount of the hedged item, Assets	221	247
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	$ 1	$ 4